Earnings per share (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Basic loss for the year	£ (49,230,897)	£ (22,283,000)	£ (6,317,000)
Diluted loss for the year	£ (49,230,897)	£ (22,283,000)	£ (6,317,000)
Weighted average number of ordinary shares (in shares)	49,876,081	30,576,900	29,731,800
Weighted average number of ordinary shares (in shares)	49,876,081	30,576,900	29,731,800
Basic earnings per share (GBP per share)	£ (0.99)	£ (0.73)	£ (0.21)
Diluted earnings per share (GBP per share)	£ (0.99)	£ (0.73)	£ (0.21)